Accounting Policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Accumulated loss		$ 134
Net loss		$ (17,691)	$ (15,397)	$ (23,417)
Cash surplus		12 months
Number of operating segment		1
Upfront payment	$ 750
Finance expense		$ 804